TCW FUNDS, INC.

TCW Core Fixed Income Fund

(Class I: TGCFX; Class N: TGFNX; Plan Class: TGCPX)

TCW Enhanced Commodity Strategy Fund

(Class I: TGGWX; Class N: TGABX)

TCW Global Bond Fund

(Class I: TGGBX; Class N: TGGFX)

TCW High Yield Bond Fund

(Class I: TGHYX; Class N: TGHNX)

TCW Short Term Bond Fund

(Class I: TGSMX)

TCW Total Return Bond Fund

(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated September 6, 2023 to the Prospectus and

the applicable Summary Prospectus

each dated March 1, 2023, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Core Fixed Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	12 Years	Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	12 Years	Generalist Portfolio Manager

Bryan T. Whalen, CFA	9 Years	Generalist Portfolio Manager

Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

TCW Enhanced Commodity Strategy Fund

Effective September 6, 2023, Jamie L. Patton will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Bret R. Barker	11 Years (Since inception)	Managing Director

Ruben Hovhannisyan, CFA	1 Year (Since December 2021)	Generalist Portfolio Manager

Stephen M. Kane, CFA	11 Years (Since inception)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	1 Year (Since December 2021)	Generalist Portfolio Manager

Jamie L. Patton	Since September 2023	Managing Director

TCW Global Bond Fund

Effective September 6, 2023, Marcela Meirelles will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	11 Years (Since inception)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	3 Years	Generalist Portfolio Manager

TCW High Yield Bond Fund

Effective September 6, 2023, Brian Gelfand will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Jerry Cudzil	3 Years	Generalist Portfolio Manager

Stephen M. Kane, CFA	4 Years	Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	12 Years	Generalist Portfolio Manager

Steven J. Purdy	3 Year	Managing Director

Brian Gelfand	Since September 2023	Managing Director

TCW Short Term Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	12 Years	Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	12 Years	Generalist Portfolio Manager

Bryan T. Whalen, CFA	9 Years	Generalist Portfolio Manager

Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

TCW Total Return Bond Fund

Effective October 2, 2023, Peter Van Gelderen will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Elizabeth (Liza) Crawford	2 Years (Since September 2020)	Managing Director

Mitch Flack	13 Years	Managing Director

Laird Landmann (until December 31, 2023)	1 Year (Since December 2021)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	1 Year (Since December 2021)	Generalist Portfolio Manager

Peter Van Gelderen	Since October 2023	Managing Director

TCW Conservative Allocation Fund

Effective September 6, 2023, Ruben Hovhannisyan will be added as a portfolio manager for the Fund, and Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Adam T. Coppersmith, CFA	13 Years	Managing Director

Michael P. Reilly, CFA	16 Years (Since inception)	Group Managing Director and Chief Investment Officer – U.S. Equities

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” on pages 111 to 112 of the Prospectus.

Please retain this Supplement for future reference.